LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of components of lease expense

	Years ended December 31,
	2025	2024
Operating lease cost	$65	$127
Short-term lease cost	14	18
Total lease costs	$79	$145

Schedule of supplemental information related to leases

	December 31, 2025	December 31, 2024
Operating Lease right-of-use asset	$-	$236

Current portion of operating lease liabilities	-	108
Non-current portion of operating lease liabilities	-	139
Total operating lease liabilities	$-	$247

Cash paid for amounts included in the measurement of operating lease liabilities	$65	$126

Right-of-use assets obtained in exchange for operating lease liabilities	$-	$-

Weighted-average remaining lease term for operating leases (years)	-	2.3
Weighted average discount rate for operating leases	-	6.0%

Open World Ltd. [Member]
Schedule of operating lease assets and liabilities

	December 31, 2025	December 31, 2024
Right-of-use asset, net	982,858	1,258,424
Lease Liability:
Current portion of lease liability	284,651	263,352
Non-current portion of lease liability	723,844	1,008,495
Total lease liability	1,008,495	1,271,847

Schedule of maturity of lease liabilities

Year	Total ($)
2026	321,762
2027	331,432
2028	341,381
2029	85,971
Total undiscounted lease payments	1,080,546
Less: imputed interest	(72,051)
Present value of lease liability	1,008,495